Material accounting policies (Details 1 )	12 Months Ended
Dec. 31, 2023
Software
Significant accounting policies
Estimated useful lives of intangible assets	5 years
Customer relationship | Bottom of range
Significant accounting policies
Estimated useful lives of intangible assets	6 years
Customer relationship | Top of range
Significant accounting policies
Estimated useful lives of intangible assets	19 years
Non-compete agreement
Significant accounting policies
Estimated useful lives of intangible assets	5 years
Brands | Bottom of range
Significant accounting policies
Estimated useful lives of intangible assets	1 year
Brands | Top of range
Significant accounting policies
Estimated useful lives of intangible assets	21 years
Internally developed | Software
Significant accounting policies
Estimated useful lives of intangible assets	3 years
IT equipment | Bottom of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	2 years
IT equipment | Top of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	5 years
Furniture and fixtures | Bottom of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	7 years
Furniture and fixtures | Top of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	10 years
Leasehold improvements | Bottom of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	1 year
Leasehold improvements | Top of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	8 years